2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Raw materials	$ 1,013	$ 518
Work in process	268	21
Finished goods	96	37
Inventory reserve	(52)
Total	$ 1,193	$ 524